RECLAMATION AND CLOSURE COST PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
RECLAMATION AND CLOSURE COST PROVISIONS
Schedule of movement in reclamation and closure cost provisions

	Year ended December 31
	2025	2024
Balance, beginning of year	$2,426,378	$1,285,032
Change in reclamation and closure cost estimates	1,229,081	1,542,376
Reclamation costs incurred	(151,051)	(401,030)
Accretion cost	38,660	—
Maritime Acquisition (Note 5)	7,327,000	—
	$10,870,068	$2,426,378
Current portion of reclamation and closure cost provisions	$—	$2,426,378
Non-current portion of reclamation and closure cost provisions	$10,870,068	$—